Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 1,043,374	$ 31,937,678	$ 31,020,663	$ 27,968,705
Adjustments for:
Depreciation expense	1,316,121	40,286,453	28,747,518	28,961,614
Amortization expense	78,486	2,402,450	457,666	508,823
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	(64,995)	(1,989,490)	2,783,902	(447,559)
Finance costs	116,571	3,568,241	1,799,494	2,261,075
Interest income	(15,231)	(466,211)	(306,871)	(230,067)
Dividend income	(6,220)	(190,397)	(59,039)	(26,411)
Compensation cost of employee share options	7,045	215,648	438,765	470,788
Share of loss (profit) of associates and joint ventures	15,689	480,244	(525,782)	(1,503,910)
Loss (gain) on disposal of property, plant and equipment	1,859	56,902	(348,070)	131,044
Impairment loss recognized on financial assets	22,072	675,624	77,101	91,886
Reversal of impairment loss recognized on financial assets				(28,022)
Impairment loss recognized on non- financial assets	36,393	1,113,998	1,113,499	1,340,011
Reversal of impairment loss recognized on non-financial assets	(3,267)	(100,000)
Gain on disposal of subsidiaries			(5,589,457)
Gain on remeasurement of investments accounted for using the equity method	(242,451)	(7,421,408)
Net loss (gain) on foreign currency exchange	44,442	1,360,380	(2,356,480)	(407,160)
Others	37,332	1,142,735	1,172,005	900,378
Financial assets held for trading			(226,049)	1,052,111
Financial assets mandatorily at fair value through profit or loss	11,288	345,540
Contract assets	(16,601)	(508,166)
Trade receivables	(304,265)	(9,313,539)	(4,066,374)	(6,184,873)
Other receivables	14,489	443,517	(330,491)	(211,755)
Inventories	(302,179)	(9,249,714)	(2,907,848)	3,156,759
Other current assets	(12,583)	(385,172)	(781,477)	(24,517)
Financial liabilities held for trading	(66,637)	(2,039,771)	(3,874,662)	(2,952,116)
Trade payables	228,331	6,989,198	4,753,270	1,665,420
Other payables	33,203	1,016,338	685,398	1,380,205
Other current liabilities	7,455	228,190	211,145	(2,347,599)
Other operating activities items	(9,204)	(281,736)	27,538	(407,143)
Cash generated from operations	1,970,517	60,317,532	51,915,364	55,117,687
Interest received	17,108	523,679	236,746	228,509
Dividend received	9,731	297,882	1,929,218	4,043,644
Interest paid	(105,820)	(3,239,159)	(1,666,759)	(2,043,870)
Income tax paid	(222,974)	(6,825,243)	(4,983,769)	(5,238,103)
Net cash generated from operating activities	1,668,562	51,074,691	47,430,800	52,107,867
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(3,430)	(105,000)
Proceeds on sale of financial assets at fair value through other comprehensive income	3,078	94,217
Return of capital from financial assets at fair value through other comprehensive income	3,799	116,278
Purchase of financial assets designated as at fair value through profit or loss			(61,308,095)	(64,853,336)
Proceeds on sale of financial assets designated as at fair value through profit or loss			61,601,865	66,472,870
Purchase of available-for-sale financial assets			(902,648)	(1,590,928)
Proceeds on sale of available-for-sale financial assets			1,121,517	867,336
Cash received from return of capital by available-for-sale financial assets			16,175	28,927
Acquisition of associates and joint ventures	(14,752)	(451,563)		(16,041,463)
Net cash outflow on acquisition of subsidiaries	(3,111,462)	(95,241,855)		(73,437)
Cash received from return of capital by investee accounted for using the equity method	8,590	262,941
Net cash inflow from disposal of subsidiaries			7,020,883
Payments for property, plant and equipment	(1,352,057)	(41,386,443)	(24,699,240)	(26,714,163)
Proceeds from disposal of property, plant and equipment	36,839	1,127,644	1,488,210	670,200
Payments for intangible assets	(18,875)	(577,765)	(337,984)	(513,893)
Proceeds from disposal of intangible assets			34,690	25,646
Payments for investment properties	(4,109)	(125,764)	(186,522)
Decrease (increase) in other financial assets	202,827	6,208,527	236,227	(1,231,186)
Increase in other non-current assets	(64,383)	(1,970,772)	(171,320)	(206,031)
Proceeds from financial liabilities for hedging	81,909	2,507,233
Net cash used in investing activities	(4,232,026)	(129,542,322)	(16,086,242)	(43,159,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from (repayment of) short-term borrowings borrowings	729,429	22,327,813	(2,038,993)	(10,640,229)
Net repayment of short-term bills payable				(4,348,054)
Proceeds from issue of bonds			8,000,000	9,000,000
Repayment of bonds payable	(202,078)	(6,185,600)	(9,123,972)	(10,365,135)
Proceeds from long-term borrowings	6,525,436	199,743,582	35,394,158	62,282,917
Repayment of long-term borrowings	(3,731,873)	(114,232,623)	(51,867,539)	(52,924,902)
Dividends paid	(346,737)	(10,613,626)	(11,214,221)	(12,243,766)
Proceeds from issue of ordinary shares			10,290,000
Proceeds from exercise of employee share options	41,479	1,269,680	1,439,819	995,832
Payments for buy-back of ordinary shares	(2,329)	(71,302)
Proceeds from disposal of interests in subsidiaries	91,721	2,807,568
Decrease in non-controlling interests	(386,156)	(11,820,227)	(246,440)	(3,063,623)
Other financing activities items	(3,720)	(113,859)	43,761	219,940
Net cash generated from (used in) financing activities	2,715,172	83,111,406	(19,323,427)	(21,087,020)
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	26,024	796,595	(4,335,589)	(4,720,046)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	177,732	5,440,370	7,685,542	(16,858,657)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,505,327	46,078,066	38,392,524	55,251,181
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 1,683,059	$ 51,518,436	$ 46,078,066	$ 38,392,524